RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

13.RELATED PARTY TRANSACTIONS AND BALANCES

1)Nature of relationships with related parties

Name	Relationship with the Company
EJAM GROUP Co., Ltd. (‘‘EJAM Group’’)	Indirectly hold a 9.8% equity interest in the Company
Pubang Landscape Architecture (HK) Company Limited (‘‘Pubang Hong Kong’’)	Indirectly hold a 25.4% equity interest in the Company
Horgos Meitui Network Technology Co., Ltd. (‘‘Horgos Meitui’’)	Controlled by EJAM Group, and was disposed of by EJAM Group on March 24, 2020
Horgos Intelligent Media Advertising Co., Ltd. (‘‘Horgos Zhimei’’)	Controlled by EJAM Group, and was disposed of by EJAM Group on October 30, 2019
Ms. Wenxiu Zhong	Chairperson of the Board of Directors, CEO and indirect equity shareholder of the Company

2)Transactions with related parties

	For the Years Ended
	December 31,
	2020	2019	2018

EJAM Group (a)	$—	$120,284	$489,249

Service fees charged by related parties
Horgos Meitui	$—	$8,530	$—
(a)

On October 1, 2017, the Company entered into an office rental agreement with EJAM Group with a monthly rental fee of approximately $40,000 (RMB 293,349,45). The lease agreement expired on March 31, 2019.

3)Balances with related parties

As of December 31, 2020 and 2019, the balances with related parties were as follows:

	December 31,	December 31,
	2020	2019
EJAM Group (a)	$74,330	$89,133
Pubang Hongkong (b)	626,628	531,476
Ms. Wenxiu Zhong	14,588	14,524
	$715,546	$635,133
(a)

As of December 31, 2020 and 2019, the accounts payable balance of $nil and $10,201 was due for the media services charged by EJAM Group, and the remaining balance of $74,330, and $78,932 was daily operating expenses paid by EJAM Group on behalf of the Company.

(b)

As of December 31, 2020 and 2019, the balance of $626,628 and $531,476 represents the third party services and consulting fees that were paid by Pubang Hong Kong on behalf of the Company. The Company has fully repaid the outstanding balance subsequently in March 2021.